CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 25, 2010	Dec. 26, 2009
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash dividends per share (in dollars per share)	$ 0.400	$ 0.400	$ 0.260
Issuance of shares under employee stock plans (in shares)	137,029	111,258	130,265
Issuance of shares under stock grant programs (in shares)	150,376	73,857	79,216
Issuance of shares under deferred compensation plans (in shares)	7,995	9,046	74,229
Repurchase of shares (in shares)		144,900	90,122
Shares received for the exercise of stock options (in shares)			1,602
Issuance of shares in exchange for employee stock notes receivable (in shares)		1,298	3,721